Asset Retirement Obligation (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of prospecting operations [text block]
Schedule of Reconciliation for asset retirement obligations
A reconciliation for asset retirement obligations is as follows:
	August 31, 2020	August 31, 2019
Balance, beginning of year	$ 737,404	$ 726,143
Increase in estimate for asset retirement obligation	2,754,016	-
Accretion expense	8,580	11,261
Balance, end of year	$ 3,500,000	$ 737,404